Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Subsidiaries Dividends

Dividends declared and paid by the subsidiaries of the Group for the years ended June 30, 2025, 2024 and 2023 are listed below:

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation
Total		$11,800,000

Schedule of Fair Value of Warrant Black-Scholes Option Pricing Model	The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:
As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

Schedule of Warrants Activity

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2024	—	—	—	—
– March 2025 Warrants	83,750	8.40	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of June 30, 2025	83,750	8.40	4.75 years